       As filed with the Securities and Exchange Commission on December 27, 2000
                                             Registration Nos. 2-92665; 811-4088

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                          Post-Effective Amendment No. 42          |X|

                                       and

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940                     |X|

                                Amendment No. 44                   |X|

                              Excelsior Funds, Inc.

               (Exact Name of Registrant as Specified in Charter)

                                73 Tremont Street
                        Boston, Massachusetts 02108-3913
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (800) 446-1012

                             W. Bruce McConnel, III
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)


It is proposed that this post-effective amendment will become effective (check appropriate box)

[X] Immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    Title of Securities being Registered: Shares of Common Stock.

                              EXCELSIOR FUNDS, INC.

                                    FORM N-1A
                                    ---------


PART C.  OTHER INFORMATION

     Item 23.  Exhibits

          (a)  (1)  Articles of Incorporation of Registrant dated August 1, 1984
                    (4).

               (2)  Articles Supplementary of Registrant dated October 29, 1985
                    (4).

               (3) Articles Supplementary of Registrant dated September 30, 1986 (4).

               (4)  Articles Supplementary of Registrant dated April 10, 1987
                    (4).

               (5)  Articles Supplementary of Registrant dated April 27, 1990
                    (4).

               (6)  Articles Supplementary of Registrant dated October 26, 1990
                    (4)

               (7)  Articles Supplementary of Registrant dated January 29, 1991
                    (4).

               (8)  Articles Supplementary of Registrant dated December 23, 1992
                    (4)

               (9)  Articles Supplementary of Registrant dated August 31, 1995
                    (1).

               (10) Articles Supplementary of Registrant dated December 28, 1995
                    (1).

               (11) Articles Supplementary of Registrant dated September 11,
                    1997 (3).

               (12) Articles Supplementary of Registrant dated December 22, 1997
                    (4).

               (13) Articles Supplementary of Registrant dated November 13, 1998
                    (5).

               (14) Articles of Amendment of Registrant dated July 1, 1999 (8).

               (15) Articles Supplementary of Registrant dated January 3, 2000
                    (8).

               (16) Articles Supplementary of Registrant dated March 7, 2000
                    (12).

               (17) Articles Supplementary of Registrant dated July 18, 2000
                    (13).

               (18) Form of Articles Supplementary of Registrant dated
                    December __, 2000 (15).

               (b) (1) Amended and Restated By-Laws of Registrant dated February 2, 1995 (3).

                    (2) Amendment No. 1 to Amended and Restated By-Laws of Registrant dated May 16, 1997 (3).

               (c) (1) Articles VI, VII, VIII and X of Registrant's Articles of Incorporation dated August 1, 1984 (4).

                    (2) Articles I, II, IV and VI of Registrant's Amended and Restated By-Laws dated February 2, 1995 (3).

               (d) (1) Investment Advisory Agreement among Registrant, U.S. Trust Company and United States Trust Company of New York dated May 31, 2000 with respect to the Latin America, Pacific/Asia, Pan European, Emerging Markets and International Funds (13).

                    (2) Investment Advisory Agreement among Registrant, U.S. Trust Company and United States Trust Company of New York dated May 31, 2000 with respect to the Money, Government Money, Blended Equity, Small Cap, Energy and Natural Resources, Value and Restructuring, Treasury Money, Managed Income, Short-Term Government Securities, Intermediate-Term Managed Income, Real Estate and Large Cap Growth Funds (13).

                    (3) Investment Advisory Agreement among Registrant, U.S. Trust Company and United States Trust Company of New York dated May 31, 2000 with respect to the Technology Fund (13).

                    (4) Form of Amendment No. 1 to the Investment Advisory Agreement among Registrant, U.S. Trust Company and United States Trust Company of New York, with respect to the Biotechnology Fund (15).

               (e) (1) Amended and Restated Distribution Contract dated July 31, 1998 between the Registrant and Edgewood Services, Inc.
                    (5).

                    (2) Exhibit A dated March 31, 2000 to the Amended and Restated Distribution Contract (adding the Technology Fund)
                    (13).

                    (3) Form of Exhibit A to the Amended and Restated Distribution Contract (adding the Biotechnology Fund) (15).

               (f)  None.

               (g) (1) Custody Agreement between the Registrant and The Chase Manhattan Bank dated September 1, 1995 (as amended and restated on August 1, 1997) (3).

                    (2) Amendment No. 1 dated May 22, 1998 to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1, 1997) between the Registrant and The Chase Manhattan Bank (5).

                    (3) Amendment No. 2 dated May 22, 1998 to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1, 1997, between the Registrant and The Chase Manhattan Bank (5).

                    (4) Amendment No. 3 dated July 31, 1998 to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1, 1997) between the Registrant and The Chase Manhattan Bank (5).

                    (5) Amended Exhibit A dated November 28, 1997 to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1, 1997) (4).

                    (6) Amended Exhibit A to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1,
                    1997) adding the Technology Fund (15).

                    (7) Form of Amended Exhibit A to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1,
                    1997) adding the Biotechnology Fund (15).

               (h) (1) Amended and Restated Administration Agreement dated July 31, 1998 among the Registrant, Chase Global Funds Services Company, Federated Administrative Services and U.S. Trust Company of Connecticut (5).

                    (2) Exhibit A to the Amended and Restated Administration Agreement dated July 31, 1998 among the Registrant, Chase Global Funds Services Company, Federated Administrative Services and U.S. Trust Company (adding the Technology Fund)
                    (15).

                    (3) Exhibit B to the Amended and Restated Administration Agreement dated July 31, 1998 among the Registrant, Chase Global Funds Services Company, Federated Administrative Services and U.S. Trust Company (adding the Technology Fund)
                    (15).

                    (4) Form of Exhibit A to the Amended and Restated Administration Agreement dated July 31, 1998 among the Registrant, Chase Global Funds Services Company, Federated Administrative Services and U.S. Trust Company (adding the Biotechnology Fund) (15).

                    (5) Form of Exhibit B to the Amended and Restated Administration Agreement dated July 31, 1998 among the Registrant, Chase Global Funds

                    Services Company, Federated Administrative Services and U.S. Trust Company (adding the Biotechnology Fund) (15).

                    (6) Assumption Agreement dated July 31, 2000 between Federated Services Company and the Registrant (14).

                    (7) Amended and Restated Mutual Funds Transfer Agency Agreement dated as of July 31, 1998 between the Registrant and United States Trust Company of New York (5).

                    (8) Letter Agreement dated September 11, 1997 with respect to the Mutual Funds Transfer Agency Agreement dated September 1, 1995 (4).

                    (9) Letter Agreement dated November 14, 1997 with respect to the Mutual Funds Transfer Agency Agreement dated September 1, 1995 (4).

                    (10) Letter Agreement dated March 31, 2000 with respect to the Amended and Restated Mutual Funds Transfer Agency Agreement dated July 31, 1998 (13).

                    (11) Form of Letter Agreement with respect to the Amended and Restated Mutual Funds Transfer Agency Agreement dated July 31, 1998 (adding the Biotechnology Fund ) (15).

                    (12) Amended and Restated Mutual Funds Sub-Transfer Agency Agreement dated as of July 31, 1998 between United States Trust Company of New York and Chase Global Funds Services Company (5).

                    (13) Letter Agreement dated September 11, 1997 with respect to the Mutual Funds Sub-Transfer Agency Agreement dated September 1, 1995 (4).

                    (14) Letter Agreement dated November 14, 1997 with respect to the Mutual Funds Sub-Transfer Agency Agreement dated September 1, 1995 (4).

                    (15) Letter Agreement dated March 31, 2000 with respect to the Mutual Funds Sub-Transfer Agency Agreement dated July 31, 1998 (13).

                    (16) Form of Letter Agreement with respect to the Mutual Funds Sub-Transfer Agency Agreement dated July 31, 1998 (adding the Biotechnology Fund) (15).

                    (17) Amended and Restated Administrative Services Plan and Related Form of Shareholder Servicing Agreement (3).

                    (18) Administrative Services Plan and Related Form of Servicing Agreement with Respect to the Institutional Shares of the Money Fund (7).

                    (19) Administrative Services Plan and Related Form of Servicing Agreement with Respect to the Institutional Shares of the Government Money Fund (12).

                    (20) Administrative Services Plan and Related Form of Servicing Agreement with Respect to the Advisor Shares Class of the Value and Restructuring, Large Cap Growth, Blended Equity and Intermediate-Term Managed Income Funds (8).

                    (21) Revised Appendix A to the Shareholder Servicing Agreement (adding the Technology Fund) (9).

                    (22) Form of Revised Appendix A to the Shareholder Servicing Agreement (adding the Biotechnology Fund) (15).

                    (23) Credit Agreement dated December 27, 1999 by and among Registrant, Excelsior Tax-Exempt Funds, Inc., Excelsior Institutional Trust, The Chase Manhattan Bank and the other lenders thereunder (8).

                    (24) Waiver and Reimbursement Agreement among Registrant, United States Trust Company of New York and U.S. Trust Company dated July 28, 2000 (13).

                    (25) Form of Waiver and Reimbursement Agreement among Registrant, United States Trust Company of New York and U.S. Trust Company dated December 20, 2000 (15).

               (i)  Opinion of Counsel (14).

               (j)  (1) None.

                    (2) None.

               (k)  None.

               (l) (1) Purchase Agreement between Registrant and Shearson Lehman Brothers Inc. dated February 6, 1985 (4).

                    (2) Purchase Agreement between Registrant and UST Distributors, Inc. dated December 29, 1992 (4).

                    (3) Purchase Agreement between Registrant and Edgewood Services, Inc. dated November 17, 1995 (1).

                    (4) Purchase Agreement between Registrant and Edgewood Services, Inc. dated September 25, 1997 (3).

                    (5) Purchase Agreement between Registrant and Edgewood Services, Inc. dated December 30, 1997 (4).

                    (6) Form of Purchase Agreement between Registrant and Edgewood Services, Inc. (Advisor Shares) (8).

                    (7) Purchase Agreement between Registrant and Edgewood Services, Inc. dated March 31, 2000 on behalf of the Technology Fund (13).

                    (8) Form of Purchase Agreement between Registrant and Edgewood Services, Inc. on behalf of the Biotechnology Fund
                    (15).

               (m) Distribution Plan and Related Form of Distribution Agreement relating to Advisor Shares of the Value and Restructuring, Blended Equity, Large Cap Growth and Intermediate-Term Managed Income Funds (8).

               (n) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System (15).

               (o)  (1) Code of Ethics of Registrant (13).

                    (2) Code of Ethics of U.S. Trust Corporation (including U.S. Trust Company and United States Trust Company of New York)
                    (12).

                    (3) Code of Ethics of Edgewood Services, Inc. (12).

Notes:
-----

(1) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed July 31, 1996.

(2) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A filed July 31, 1997.

(3) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A filed October 8, 1997.

(4) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A filed March 13, 1998.

(5) Incorporated herein by reference to Registrant's Registration Statement on Form N-14 filed April 5, 1999.

(6) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A filed May 28, 1999.

(7) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A filed July 29, 1999.

(8) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A filed January 4, 2000.

(9) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A filed February 8, 2000.

(10) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A filed March 29, 2000.

(11) Incorporated herein by reference to Registrant's Definitive Proxy Statement pursuant to Section 14 (a) of the Securities and Exchange Act of 1934 filed March 22, 2000.

(12) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A filed May 26, 2000.

(13) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A filed on July 28, 2000.

(14) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A filed on October 6, 2000.

(15) Filed herewith.


Item 24.  Persons Controlled By or Under
          Common Control with Registrant
          ------------------------------

          Registrant is controlled by its Board of Directors.


Item 25. Indemnification
         ---------------

          Article VII, Section 3 of Registrant's Articles of Incorporation, incorporated herein by reference to Exhibit (a)(1) hereto, and Article VI,
Section 2 of Registrant's Amended and Restated Bylaws, incorporated herein by reference to Exhibit (b)(1) hereto, provide for the indemnification of Registrant's directors and officers. Indemnification of Registrant's principal underwriter, custodian, transfer agent and co-administrators is provided for, respectively, in Section 1.11 of the Amended and Restated Distribution Contract incorporated herein by reference to Exhibit (e) hereto, Section 12 of the Custody Agreement incorporated herein by reference to Exhibit (g)(1) hereto,
Section 7 of the Amended and Restated Mutual Funds Transfer Agency Agreement incorporated herein by reference to Exhibit (h)(5) hereto, and Section 6 of the Amended and Restated Administration Agreement incorporated herein by reference to Exhibit (h)(1) hereto. Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its directors, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or arising under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of the Investment Adviser
          --------------------------------------------------------

          (a) U.S. Trust Company:

          U.S. Trust Company ("U.S. Trust") is a Connecticut state bank and trust company located in Stamford, Connecticut. Set forth below are the names and principal businesses of the directors and certain senior executive officers of U.S. Trust, including those who are engaged in any other business, profession, vocation or employment of a substantial nature.

Position
with U.S.                               Principal             Type of
Trust       Name                        Occupation            Business
-----       ----                        ----------            --------

Director    Tucker H. Warner            Co-Founder,           Consulting Firm
            The Nutmeg Financial        Partner &
              Group, LLC                Director
            1157 Highland Avenue
            West Cheshire, CT  06903

Director    Thomas C. Clark             Managing Director,    Asset Management,
            United States Trust         United States Trust   Investment and
              Company of New York       Company of New York   Fiduciary Services
            11 West 54th Street
            New York, NY  10019

Position
with U.S.                               Principal             Type of
Trust       Name                        Occupation            Business
-----       ----                        ----------            --------

Director,   Maribeth S. Rahe            Vice Chairman,        Asset Management,
Chairman    United States Trust         United States Trust   Investment and
of Board      Company of New York       Company of New York   Fiduciary Services
            114 West 47th Street
            New York, NY  10036

Director    Frederick B. Taylor         Vice Chairman,        Asset Management,
            United States Trust         United States Trust   Investment and
              Company of New York       Company of New York   Fiduciary Services
            114 West 47th Street
            New York, NY  10036

Director    Robert C. Bodine            Chairman              Asset Management,
            U.S. Trust Company                                Investment and
            100 West Lancaster Avenue                         Fiduciary Services
            Suite 200
            Wayne, PA  19087

Director    Howard E.N. Wilson          Chairman              Asset Management,
            U.S. Trust Company                                Investment and
            100 West Lancaster Avenue                         Fiduciary Services
            Suite 200
            Wayne, PA  19087

Director    Kenneth G. Walsh            Executive Vice        Asset Management,
            United States Trust         President,            Investment and
              Company of New York       United States         Fiduciary Services
            114 West 47th Street        Trust Company of
            New York, NY  10036         New York

Director,   William V. Ferdinand        Managing Director     Asset Management,
Managing    U.S. Trust Company          & CIO                 Fiduciary Services
Director &  225 High Ridge Road                               & Private Banking
CIO, CT     Stamford, CT  06905
Offices

Director,   W. Michael Funck            President & CEO       Asset Management,
President & U.S. Trust Company                                Fiduciary Services
CEO, CT     225 High Ridge Road                               & Private Banking
Offices     Stamford, CT  06905

          (b) United States Trust Company of New York:

          United States Trust Company of New York ("U.S. Trust NY") is a full-service state-chartered bank located in New York, New York. Set forth below are the names and principal businesses of the trustees and certain senior executive officers of U.S. Trust NY, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.

Position
with U.S.                              Principal              Type of
Trust NY      Name                     Occupation             Business
---------     ----                     ----------             --------

Director      Eleanor Baum             Dean of School         Academic
              4 Arleigh Road           of Engineering,
              Great Neck, NY  11021    The Cooper Union for
                                       the Advancement of
                                       Science & Art

Director      Samuel C. Butler         Partner in Cravath,    Law Firm
              Cravath, Swaine          Swaine & Moore
                & Moore
              Worldwide Plaza
              825 Eighth Avenue
              New York, NY  10019

Director      Peter O. Crisp           Retired Chairman of    Venture
              103 Horseshoe Road       Venrock, Inc.          Capital
              Mill Neck, NY  11765

Director      Antonia M. Grumbach      Partner in Patterson,  Law Firm
              Patterson, Belknap,      Belknap, Webb
                Webb & Tyler, LLP      & Tyler
              1133 Avenue of the
                Americas
              New York, NY  10036

Director,     H. Marshall Schwarz      Chairman of the        Asset Management,
Chairman      United States Trust      Board & Chief          Investment and
of the Board    Company of New York    Executive Officer of   Fiduciary Services
and Chief     114 West 47th Street     U.S. Trust Corp. and
Executive     New York, NY  10036      U.S. Trust Company of
Officer                                New York


Position
with U.S.                                Principal                 Type of
Trust         Name                       Occupation                Business
-----         ----                       ----------                --------
Director      Philippe de Montebello     Director of the           Art Museum
              The Metropolitan Museum    Metropolitan
                of Art                   Museum of Art
              1000 Fifth Avenue
              New York, NY  10028-0198

Director      John H. Stookey
Chairman of   Petrochemicals and         Suburban Propane Pts.     Suburban Propane Pts
              Propane
              P.O. Box 455
              Sheffield, MA  01257

Director      Robert N. Wilson           Vice Chairman of          Health Care
              Johnson & Johnson          the Board of Johnson      Products
              One Johnson &              & Johnson
                Johnson Plaza
              New Brunswick, NJ  08933

Director      Peter L. Malkin            Chairman of               Law Firm
              Wien & Malkin LLP          Wien & Malkin LLP
              Lincoln Building
              60 East 42nd Street
              New York, NY  10165

Director      David A. Olsen             Retired Chairman of       Risk & Insurance
              1120 Park Avenue           Johnson & Higgins         Services
              New York, NY  10128

Director      Ruth A. Wooden             President and CEO of      Not-for-Profit
              60 Gramercy Park North     National Parenting
                Apt. 2M                  Association
              New York, NY  10016

Executive     Paul K. Napoli             Executive                 Asset Management,
Vice          United States Trust        Vice President of         Investment and
President       Company of New York      U.S. Trust Corporation    Private Banking
              114 West 47th Street       and United States Trust   Fiduciary Services
              New York, NY  10036        Company of New York



Position
with U.S.                                               Principal                        Type of
Trust                      Name                         Occupation                       Business
-----                      ----                         ----------                       --------
Director and               Maribeth S. Rahe             Vice Chairman                    Asset Management,
Vice Chair-                United States Trust          of U.S. Trust Corporation        Investment and
man                          Company of New York        and United States Trust          Fiduciary Services
                           114 West 47th Street         Company of New York
                           New York, NY  10036

Director,                  Frederick B. Taylor          Vice Chairman and                Asset Management,
Vice Chair-                United States Trust          Chief Investment Of-             Investment and
man and                      Company of New York        ficer of U.S. Trust              Fiduciary Services
Chief Invest-              114 West 47th Street         Corporation and United
ment Officer               New York, NY  10036          States Trust Company
                                                        of New York

Director,                  Jeffrey S. Maurer            President and                    Asset Management,
President,                 United States Trust          Chief Operating                  Investment and
and Chief                    Company of New York        Officer of U.S. Trust            Fiduciary Services
Operating                  114 West 47th Street         Corporation and United
Officer                    New York, NY  10036          States Trust Company of
                                                        New York

Executive                  John L. Kirby                Executive                        Asset Management,
Vice                       United States Trust          Vice President and               Investment and
President                    Company of New York        Chief Financial                  Fiduciary Services
and Chief                  114 West 47th Street         Officer of U.S. Trust
Financial                  New York, NY  10036          Corporation and United
Officer                                                 States Trust Company of
                                                        New York

Executive                  Kenneth G. Walsh             Executive                        Asset Management,
Vice                       United States Trust          Vice President of                Investment and
President                    Company of New York        U.S. Trust Corporation           Fiduciary Services
                           114 West 47th Street         and United States Trust
                           New York, NY  10036          Company of New York



Position
with U.S.                                      Principal                    Type of
Trust         Name                             Occupation                   Business
-----         ----                             ----------                   --------
Director      Philip L. Smith                  Corporate Director and       Consumer Goods
              P.O. Box 386                     Trustee
              Ponte Verde Beach, FL  32004

Director      Robert E. Denham                 Partner in Manger, Tolls     Law Firm
              Manger, Tolls &                    & Olson LLP
                Olson LLP
              355 South Grand Avenue
                35th Floor
              Los Angeles, CA  90071-1560

Director      Carl H. Pforzheimer, II          Managing Partner             Broker-Dealer,
              Carl H. Pforzheimer & Co.                                     Investment
              650 Madison Avenue                                            Adviser
                23rd Floor
              New York, NY  10022

Executive     John M. Deignan                  Executive                    Investment
Vice          United States Trust              Vice President               Management and
President       Company of New York                                         Fiduciary Services;
              114 West 47th Street                                          Private Banking
              New York, NY  10036


Item 27.  Principal Underwriter

          (a) Edgewood Services, Inc., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Excelsior Tax-Exempt Funds, Inc., Excelsior Institutional Trust, FTI Funds, Great Plains Funds, Old Westbury Funds, Inc., The Riverfront Funds, Robertsons Stephens Investment Trust and WesMark Funds.

(b)  Names and Principal             Positions and Offices with     Offices with
     Business Addresses              The Distributor                Registrant
     ------------------              ---------------                ----------

     Lawrence Caracciolo             Director and President,        --
     5800 Corporate Drive            Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Arthur L. Cherry                Director,                      --
     5800 Corporate Drive            Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     J. Christopher Donahue          Director,                      --
     5800 Corporate Drive            Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Ernest L. Linane                Vice President,                --
     5800 Corporate Drive            Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Christine T. Johnson            Vice President,                --
     5800 Corporate Drive            Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Denis McAuley, III              Treasurer,                     --
     5800 Corporate Drive            Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Timothy S. Johnson              Secretary,                     --
     5800 Corporate Drive            Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Victor R. Siclari               Assistant Secretary,           --
     5800 Corporate Drive            Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

(c)  Not Applicable.

Item 28.  Location of Accounts and Records
          --------------------------------

          1. United States Trust Company of New York, 114 W. 47th Street, New York, NY 10036 (records relating to its functions as investment adviser and transfer agent).

          2. U.S. Trust Company, 225 High Ridge Road, East Building, Stamford, Connecticut 06905 (records relating to its function as investment adviser and co-administrator).

          3. Edgewood Services, Inc., Clearing Operations, 5800 Corporate Drive, Pittsburgh, PA 15237-5829 (records relating to its function as distributor).

          4. Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913 (records relating to its function as co-administrator and sub-transfer agent).

          5. Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3799 (records relating to its function as co-administrator).

          6. The Chase Manhattan Bank, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245 (records relating to its function as custodian).

          7. Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996 (Registrant's Articles of Incorporation, Bylaws, and Minute Books).


Item 29.  Management Services
          -------------------

          Not Applicable.


Item 30.  Undertakings
          ------------

          Not Applicable.

                                   SIGNATURES
                                   ----------

          Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, Excelsior Funds, Inc. certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and the Commonwealth of Pennsylvania on the 27th day of December, 2000.

                                  EXCELSIOR FUNDS, INC.
                                  Registrant

                                  * Frederick S. Wonham
                                  ---------------------
                                  Frederick S. Wonham, President and Treasurer
                                  (Signature and Title)

          Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 42 to Excelsior Funds, Inc.'s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                     Title                         Date
       ---------                     -----                         ----

* Frederick S. Wonham        Chairman of the Board,          December 27, 2000
---------------------        President and Treasurer
Frederick S. Wonham


* Joseph H. Dugan            Director                        December 27, 2000
-----------------
Joseph H. Dugan


*Morrill Melton Hall         Director                        December 27, 2000
--------------------
Morrill Melton Hall


* Wolfe J. Frankl            Director                        December 27, 2000
-----------------
Wolfe J. Frankl


* Robert A. Robinson         Director                        December 27, 2000
--------------------
Robert A. Robinson


* Alfred Tannachion          Director                        December 27, 2000
-------------------
Alfred Tannachion


* Jonathan Piel              Director                        December 27, 2000
---------------
Jonathan Piel


*Rodman L. Drake             Director                        December 27, 2000
----------------
Rodman L. Drake



*By:  /s/ W. Bruce McConnel
      --------------------------------------------
      W. Bruce McConnel, Attorney-in-Fact

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                          EXCELSIOR INSTITUTIONAL TRUST



                                POWER OF ATTORNEY
                                -----------------

     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.



Dated:  May 19, 2000                        /s/ Alfred C. Tannachion
                                            ------------------------
                                            Alfred C. Tannachion

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                          EXCELSIOR INSTITUTIONAL TRUST



                                POWER OF ATTORNEY
                                -----------------

     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.


Dated:  July 30, 2000                       /s/ Mel Hall
                                            ------------
                                            Mel Hall

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                          EXCELSIOR INSTITUTIONAL TRUST



                                POWER OF ATTORNEY
                                -----------------

     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.


Dated:  May 19, 2000                        /s/ Joseph H. Dugan
                                            -------------------
                                            Joseph H. Dugan

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                          EXCELSIOR INSTITUTIONAL TRUST



                                POWER OF ATTORNEY
                                -----------------

     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated:  May 19, 2000                        /s/ Robert A. Robinson
                                            ----------------------
                                            Robert A. Robinson

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                          EXCELSIOR INSTITUTIONAL TRUST



                                POWER OF ATTORNEY
                                -----------------

     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated:  May 19, 2000                        /s/ Wolfe J. Frankl
                                            -------------------
                                            Wolfe J. Frankl

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                          EXCELSIOR INSTITUTIONAL TRUST



                                POWER OF ATTORNEY
                                -----------------

     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints W. Bruce McConnel, III his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.



Dated:  May 19, 2000                        /s/ Frederick S. Wonham
                                            -----------------------
                                            Frederick S. Wonham

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                          EXCELSIOR INSTITUTIONAL TRUST



                                POWER OF ATTORNEY
                                -----------------

     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated:  May 19, 2000                        /s/ Rodman L. Drake
                                            -------------------
                                            Rodman L. Drake

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                          EXCELSIOR INSTITUTIONAL TRUST



                                POWER OF ATTORNEY
                                -----------------

     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated:  May 19, 2000                        /s/ Jonathon Piel
                                            -----------------
                                            Jonathan Piel

                                  EXHIBIT INDEX
                                  -------------


Exhibit                             Description
-------                             -----------
(a)(18)  Form of Articles Supplementary of Registrant dated December __, 2000.

(d)(4) Form of Amendment No. 1 to the Investment Advisory Agreement among Registrant, U.S. Trust Company and United States Trust Company of New York, with respect to the Biotechnology Fund.

(e)(3) Form of Exhibit A to the Amended and Restated Distribution Contract (adding the Biotechnology Fund).

(g)(6) Amended Exhibit A to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1, 1997) adding the Technology Fund.

(g)(7) Form of Amended Exhibit A to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1, 1997) adding the Biotechnology Fund.

(h)(2) Exhibit A to the Amended and Restated Administration Agreement dated July 31, 1998 among the Registrant, Chase Global Funds Services Company, Federated Administrative Services and U.S. Trust Company (adding the Technology Fund).

(h)(3) Exhibit B to the Amended and Restated Administration Agreement dated July 31, 1998 among the Registrant, Chase Global Funds Services Company, Federated Administrative Services and U.S. Trust Company (adding the Technology Fund).

(h)(4) Form of Exhibit A to the Amended and Restated Administration Agreement dated July 31, 1998 among the Registrant, Chase Global Funds Services Company, Federated Administrative Services and U.S. Trust Company (adding the Biotechnology Fund).

(h)(5) Form of Exhibit B to the Amended and Restated Administration Agreement dated July 31, 1998 among the Registrant, Chase Global Funds Services Company, Federated Administrative Services and U.S. Trust Company (adding the Biotechnology Fund).

(h)(11) Form of Letter Agreement with respect to the Amended and Restated Mutual Funds Transfer Agency Agreement dated July 31, 1998 (adding the Biotechnology Fund).

(h)(16) Form of Letter Agreement with respect to the Mutual Funds Sub-Transfer Agency Agreement dated July 31, 1998 (adding the Biotechnology Fund)

(h)(22) Form of Revised Appendix A to the Shareholder Servicing Agreement (adding the Biotechnology Fund).

(h)(25) Form of Waiver and Reimbursement Agreement among Registrant, United States Trust Company of New York and U.S. Trust Company dated December 20, 2000.

(l)(8) Form of Purchase Agreement between Registrant and Edgewood Services, Inc. on behalf of the Biotechnology Fund.

(n) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System.